Financial Assets and Financial Liabilities - Summary of Carrying Amounts of the Underlying Assets and the Associated Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		₩ 12,309,025	₩ 15,845,836
Associated liabilities that entity continues to recognise		1,731,873	1,757,149
Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Associated liabilities that entity continues to recognise		4,010,436	3,450,505
Financial assets at fair value, class [member]
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		289,188	180,180
Financial assets at fair value, class [member] | Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		4,013,392	3,452,408
Financial assets at amortised cost, class [member]
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise	[1]	₩ 3,724,204	₩ 3,272,228

[1]	Before netting of allowance